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JEREMY SENDEROWICZ jeremy.senderowicz@dechert.com +1 212 641 5669 Direct +1 212 698 3559 Fax

December 20, 2018

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	DBX ETF Trust
Securities Act File No. 333-170122
Post-Effective Amendment No. 439
Investment Company Act File No. 811-22487
Amendment No. 441

Ladies and Gentlemen:

On behalf of DBX ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 439 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is to amend the Registration Statement for Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (the “Fund”), filed on September 28, 2018 (Accession No. 0001193125-18-282568), reflecting that the Fund will now track the STOXX Developed and Emerging Markets ex USA Total Market Real Estate Index, and revising the applicable disclosure with respect to the Fund to reflect this change. The Fund’s name will change to Xtrackers International Real Estate ETF. This filing should have no effect on the existing series of the Trust. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

/s/ Jeremy Senderowicz
Jeremy Senderowicz